STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014
Cash flows from operating activities
Net income (loss)		$ 5,420,641		$ (4,310,963)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[1]	(11,837,639)		(7,643,945)
Impairment loss		2,593,629		7,116,275
Distributions received from operating limited partnerships		103,773		113,637
Amortization		66,792		446,669
Changes in assets and liabilities
Other assets		(136,424)		(35,657)
Accounts payable and accrued expenses		22,219		(36,772)
Accounts payable - affiliates		2,058,807		(3,133,570)
Net cash provided by (used in) operating activities		(1,708,202)		(7,484,326)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		(374,399)
Proceeds from disposition of operating limited partnerships		12,631,500	[2]	10,499,552	[3]
Net cash provided by (used in) investing activities		12,631,500		10,125,153
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		10,923,298		2,640,827
Cash and cash equivalents, beginning		12,797,054		10,156,227
Cash and cash equivalents, ending		23,720,352		12,797,054
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		902
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		6,500		69,485
Series Twenty [Member]
Cash flows from operating activities
Net income (loss)		88,834		606,391
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[4]	(70,580)		(722,000)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		(20,000)
Accounts payable - affiliates		16,576		(539,749)
Net cash provided by (used in) operating activities		34,830		(675,358)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		70,580	[2]	722,000	[3]
Net cash provided by (used in) investing activities		70,580		722,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		105,410		46,642
Cash and cash equivalents, beginning		204,785		158,143
Cash and cash equivalents, ending		310,195		204,785
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty One [Member]
Cash flows from operating activities
Net income (loss)		(46,655)		3,069
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[5]	0		(79,000)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		5,000
Accounts payable - affiliates		57,300		(20,070)
Net cash provided by (used in) operating activities		10,645		(91,001)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		79,000	[3]
Net cash provided by (used in) investing activities		0		79,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		10,645		(12,001)
Cash and cash equivalents, beginning		116,749		128,750
Cash and cash equivalents, ending		127,394		116,749
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Two [Member]
Cash flows from operating activities
Net income (loss)		100,765		(98,478)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[6]	(166,896)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(82,281)		(26,305)
Net cash provided by (used in) operating activities		(148,412)		(124,783)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		166,896	[2]	0	[3]
Net cash provided by (used in) investing activities		166,896		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		18,484		(124,783)
Cash and cash equivalents, beginning		98,564		223,347
Cash and cash equivalents, ending		117,048		98,564
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Three [Member]
Cash flows from operating activities
Net income (loss)		430,054		(125,463)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[7]	(426,346)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(343,237)		71,819
Net cash provided by (used in) operating activities		(339,529)		(53,644)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		426,346	[2]	0
Net cash provided by (used in) investing activities		426,346		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		86,817		(53,644)
Cash and cash equivalents, beginning		118,542		172,186
Cash and cash equivalents, ending		205,359		118,542
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Four [Member]
Cash flows from operating activities
Net income (loss)		191,861		1,625,695
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[8]	(207,327)		(1,630,062)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		3,422
Accounts payable and accrued expenses		3,335		3,000
Accounts payable - affiliates		0		(2,468,363)
Net cash provided by (used in) operating activities		(12,131)		(2,466,308)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		127,287	[2]	1,630,062	[3]
Net cash provided by (used in) investing activities		127,287		1,630,062
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		115,156		(836,246)
Cash and cash equivalents, beginning		890,715		1,726,961
Cash and cash equivalents, ending		1,005,871		890,715
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Five [Member]
Cash flows from operating activities
Net income (loss)		1,261,858		(59,679)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[9]	(1,295,124)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		7,726
Accounts payable and accrued expenses		0		(978)
Accounts payable - affiliates		0		0
Net cash provided by (used in) operating activities		(33,266)		(52,931)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		1,295,124	[2]	618,889	[3]
Net cash provided by (used in) investing activities		1,295,124		618,889
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		1,261,858		565,958
Cash and cash equivalents, beginning		2,550,061		1,984,103
Cash and cash equivalents, ending		3,811,919		2,550,061
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Six [Member]
Cash flows from operating activities
Net income (loss)		557,776		2,736,763
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[10]	(647,125)		(2,801,657)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		4,363
Accounts payable and accrued expenses		15,507		(2,500)
Accounts payable - affiliates		0		(499,347)
Net cash provided by (used in) operating activities		(73,842)		(562,378)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		576,832	[2]	2,801,657	[3]
Net cash provided by (used in) investing activities		576,832		2,801,657
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		502,990		2,239,279
Cash and cash equivalents, beginning		2,510,330		271,051
Cash and cash equivalents, ending		3,013,320		2,510,330
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Seven [Member]
Cash flows from operating activities
Net income (loss)		49,734		2,385,674
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[11]	(237,896)		(2,508,394)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		733
Accounts payable and accrued expenses		0		(7,500)
Accounts payable - affiliates		(44,238)		(1,559,279)
Net cash provided by (used in) operating activities		(232,400)		(1,688,766)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		234,376	[2]	2,508,394	[3]
Net cash provided by (used in) investing activities		234,376		2,508,394
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		1,976		819,628
Cash and cash equivalents, beginning		1,049,687		230,059
Cash and cash equivalents, ending		1,051,663		1,049,687
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		6,500		0
Series Twenty Eight [Member]
Cash flows from operating activities
Net income (loss)		6,008,855		992,304
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[12]	(5,854,818)		(939,495)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		1,567		733
Accounts payable and accrued expenses		(4,500)		7,500
Accounts payable - affiliates		(706,182)		(870,954)
Net cash provided by (used in) operating activities		(555,078)		(809,912)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		5,813,850	[2]	939,495	[3]
Net cash provided by (used in) investing activities		5,813,850		939,495
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		5,258,772		129,583
Cash and cash equivalents, beginning		515,862		386,279
Cash and cash equivalents, ending		5,774,634		515,862
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Nine [Member]
Cash flows from operating activities
Net income (loss)		44,840		68,179
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[13]	(278,493)		(344,656)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		1,500		0
Accounts payable - affiliates		230,779		75,854
Net cash provided by (used in) operating activities		(1,374)		(200,623)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		278,493	[2]	342,694	[3]
Net cash provided by (used in) investing activities		278,493		342,694
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		277,119		142,071
Cash and cash equivalents, beginning		224,155		82,084
Cash and cash equivalents, ending		501,274		224,155
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty [Member]
Cash flows from operating activities
Net income (loss)		(935)		(170,958)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[14]	(94,887)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		143,019		155,148
Net cash provided by (used in) operating activities		47,197		(15,810)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		21,630	[2]	0
Net cash provided by (used in) investing activities		21,630		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		68,827		(15,810)
Cash and cash equivalents, beginning		253,948		269,758
Cash and cash equivalents, ending		322,775		253,948
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty One [Member]
Cash flows from operating activities
Net income (loss)		2,566,425		337,127
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[15]	(2,840,263)		(624,556)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(2,257)		2,257
Accounts payable - affiliates		(310,268)		279,204
Net cash provided by (used in) operating activities		(586,363)		(5,968)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		2,840,263	[2]	624,556	[3]
Net cash provided by (used in) investing activities		2,840,263		624,556
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		2,253,900		618,588
Cash and cash equivalents, beginning		852,580		233,992
Cash and cash equivalents, ending		3,106,480		852,580
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Two [Member]
Cash flows from operating activities
Net income (loss)		(149,466)		(196,777)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[16]	(107,673)		(3,428)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		993		0
Accounts payable - affiliates		194,588		270,411
Net cash provided by (used in) operating activities		(61,558)		70,206
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		(100,590)
Proceeds from disposition of operating limited partnerships		105,416	[2]	3,428	[3]
Net cash provided by (used in) investing activities		105,416		(97,162)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		43,858		(26,956)
Cash and cash equivalents, beginning		310,949		337,905
Cash and cash equivalents, ending		354,807		310,949
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		69,485
Series Thirty Three [Member]
Cash flows from operating activities
Net income (loss)		(32,528)		(130,088)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[17]	(53,079)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		650		0
Accounts payable - affiliates		118,662		123,408
Net cash provided by (used in) operating activities		33,705		(6,680)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		53,079	[2]	0
Net cash provided by (used in) investing activities		53,079		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		86,784		(6,680)
Cash and cash equivalents, beginning		194,920		201,600
Cash and cash equivalents, ending		281,704		194,920
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Four [Member]
Cash flows from operating activities
Net income (loss)		359,261		(37,107)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[18]	(502,727)		(176,333)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		2,802		3,000
Accounts payable - affiliates		176,928		269,332
Net cash provided by (used in) operating activities		36,264		58,892
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		502,727	[2]	176,333	[3]
Net cash provided by (used in) investing activities		502,727		176,333
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		538,991		235,225
Cash and cash equivalents, beginning		299,036		63,811
Cash and cash equivalents, ending		838,027		299,036
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Five [Member]
Cash flows from operating activities
Net income (loss)		(196,280)		(25,674)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		0		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		1,500		0
Accounts payable - affiliates		148,216		202,082
Net cash provided by (used in) operating activities		(46,564)		176,408
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0	[2]	0
Net cash provided by (used in) investing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(46,564)		176,408
Cash and cash equivalents, beginning		278,190		101,782
Cash and cash equivalents, ending		231,626		278,190
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Six [Member]
Cash flows from operating activities
Net income (loss)		(100,022)		(121,517)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[19]	(25,054)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		82,426		(867,520)
Net cash provided by (used in) operating activities		(42,650)		(989,037)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		25,054	[2]	0
Net cash provided by (used in) investing activities		25,054		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(17,596)		(989,037)
Cash and cash equivalents, beginning		448,179		1,437,216
Cash and cash equivalents, ending		430,583		448,179
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Seven [Member]
Cash flows from operating activities
Net income (loss)		(157,664)		(187,483)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		0		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		1,024		0
Accounts payable - affiliates		196,940		204,864
Net cash provided by (used in) operating activities		40,300		17,381
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0	[2]	0
Net cash provided by (used in) investing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		40,300		17,381
Cash and cash equivalents, beginning		305,167		287,786
Cash and cash equivalents, ending		345,467		305,167
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Eight [Member]
Cash flows from operating activities
Net income (loss)		(120,423)		(103,034)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		0		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		164,400		164,400
Net cash provided by (used in) operating activities		43,977		61,366
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		0
Net cash provided by (used in) investing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		43,977		61,366
Cash and cash equivalents, beginning		236,887		175,521
Cash and cash equivalents, ending		280,864		236,887
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Nine [Member]
Cash flows from operating activities
Net income (loss)		(112,061)		(135,596)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[20]	(29,999)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		134,085		136,800
Net cash provided by (used in) operating activities		(7,975)		1,204
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		29,999	[2]	0
Net cash provided by (used in) investing activities		29,999		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		22,024		1,204
Cash and cash equivalents, beginning		144,094		142,890
Cash and cash equivalents, ending		166,118		144,094
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty [Member]
Cash flows from operating activities
Net income (loss)		(209,771)		(207,935)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		0		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		210,791		212,501
Net cash provided by (used in) operating activities		1,020		4,566
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		0
Net cash provided by (used in) investing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		1,020		4,566
Cash and cash equivalents, beginning		96,711		92,145
Cash and cash equivalents, ending		97,731		96,711
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty One [Member]
Cash flows from operating activities
Net income (loss)		(246,035)		(165,403)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[21]	0		(52,000)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		237,564		185,732
Net cash provided by (used in) operating activities		(8,471)		(31,671)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		52,000	[3]
Net cash provided by (used in) investing activities		0		52,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(8,471)		20,329
Cash and cash equivalents, beginning		167,428		147,099
Cash and cash equivalents, ending		158,957		167,428
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Two [Member]
Cash flows from operating activities
Net income (loss)		(56,734)		(578,220)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[22]	(103,508)		102,342
Impairment loss		0		212,553
Distributions received from operating limited partnerships		0		2,505
Amortization		0		69,160
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		1,665		0
Accounts payable - affiliates		248,290		198,700
Net cash provided by (used in) operating activities		89,713		7,040
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		63,548		0
Net cash provided by (used in) investing activities		63,548		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		153,261		7,040
Cash and cash equivalents, beginning		266,762		259,722
Cash and cash equivalents, ending		420,023		266,762
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Three [Member]
Cash flows from operating activities
Net income (loss)		(634,723)		(1,582,420)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		47,235		280,816
Impairment loss		268,187		972,475
Distributions received from operating limited partnerships		16,140		48,527
Amortization		66,792		66,792
Changes in assets and liabilities
Other assets		(19,648)		(12,240)
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		306,780		306,780
Net cash provided by (used in) operating activities		50,763		80,730
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		(21,847)
Proceeds from disposition of operating limited partnerships		0		0
Net cash provided by (used in) investing activities		0		(21,847)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		50,763		58,883
Cash and cash equivalents, beginning		303,384		244,501
Cash and cash equivalents, ending		354,147		303,384
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Four [Member]
Cash flows from operating activities
Net income (loss)		(359,371)		(2,529,532)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		118,343		270,876
Impairment loss		0		1,696,224
Distributions received from operating limited partnerships		0		0
Amortization		0		282,800
Changes in assets and liabilities
Other assets		(118,343)		(40,394)
Accounts payable and accrued expenses		0		(21,551)
Accounts payable - affiliates		330,753		289,848
Net cash provided by (used in) operating activities		(28,618)		(51,729)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		(251,962)
Proceeds from disposition of operating limited partnerships		0		0	[3]
Net cash provided by (used in) investing activities		0		(251,962)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(28,618)		(303,691)
Cash and cash equivalents, beginning		38,362		342,053
Cash and cash equivalents, ending		9,744		38,362
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		902
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Five [Member]
Cash flows from operating activities
Net income (loss)		(1,442,530)		(3,485,593)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[23]	239,227		665,720
Impairment loss		918,818		2,293,749
Distributions received from operating limited partnerships		8,342		41,988
Amortization		0		17,816
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		(5,000)
Accounts payable - affiliates		297,388		321,606
Net cash provided by (used in) operating activities		21,245		(149,714)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		1,044	[3]
Net cash provided by (used in) investing activities		0		1,044
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		21,245		(148,670)
Cash and cash equivalents, beginning		126,153		274,823
Cash and cash equivalents, ending		147,398		126,153
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Six [Member]
Cash flows from operating activities
Net income (loss)		(2,374,424)		(3,125,208)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		699,351		917,882
Impairment loss		1,406,624		1,941,274
Distributions received from operating limited partnerships		79,291		20,617
Amortization		0		10,101
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		249,528		249,528
Net cash provided by (used in) operating activities		60,370		14,194
Cash flows from investing activities
Capital contributions paid to operating limited partnerships		0		0
Proceeds from disposition of operating limited partnerships		0		0
Net cash provided by (used in) investing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		60,370		14,194
Cash and cash equivalents, beginning		194,854		180,660
Cash and cash equivalents, ending		255,224		194,854
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.		0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		$ 0		$ 0

[1]	Includes $12,941,795 and $9,882,625, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[2]	Fund proceeds from disposition does not include the following amounts which were due to writeoffs of capital contribution payables of $1,293, $3,520, $40,968, $22,257 and $2,257, for Series 26, Series 27, Series 28, Series 30 and Series 32, respectively. As well as proceeds from disposition recorded as a receivable of $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively.
[3]	Fund proceeds from disposition include $618,889 recorded as a receivable as of March 31, 2013, for Series 25. Proceeds from disposition does not include $1,962 which was due to a writeoff of capital contribution payable for Series 29.
[4]	Includes $70,580 and $722,000, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[5]	Includes $- and $79,000, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[6]	Includes $166,896 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[7]	Includes $426,346 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[8]	Includes $207,327 and $1,630,062, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[9]	Includes $1,295,124 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[10]	Includes $647,125 and $2,801,657, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[11]	Includes $237,896 and $2,508,394, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[12]	Includes $5,854,818 and $939,495, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[13]	Includes $278,493 and $344,656, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[14]	Includes $94,887 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[15]	Includes $2,840,263 and $624,556, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[16]	Includes $107,673 and $3,428, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[17]	Includes $53,079 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[18]	Includes $502,727 and $176,333, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[19]	Includes $25,054 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[20]	Includes $29,999 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[21]	Includes $- and $52,000, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[22]	Includes $103,508 and $-, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.
[23]	Includes $- and $1,044, respectively, in 2015 and 2014 from gain on disposal of operating limited partnership.